Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Interest receivables	$ 241	$ 1,619
Receivable from disposal of Dongguan Super TV		1,046	[1]
Deposits	638	654
VAT refund receivables	2,766	920
Prepayments to suppliers	1,176	979
Fair value of the Forward Contracts (Note 14)		404
Other prepaid expenses	424	1,146
Prepaid expenses and other current assets	$ 5,245	$ 6,768

[1]	In December 2011, the Group entered into an agreement with a third party to sell all of its equity interest in Dongguan Super TV with consideration of $1,046, which was received in the year ended December 31, 2012.